Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

11.Leases

The Group has operating leases for office spaces and venues for auto shows the Group utilizes under lease arrangements. As of December 31, 2021, the Group recognized the following items related to operating leases in its consolidated balance sheet.

	December 31,	December 31,
	2021	2021
	RMB	US$
ASSETS
Operating lease right-of-use assets, net	5,104	801
LIABILITIES
Short-term operating lease liabilities	2,589	406
Long-term operating lease liabilities	1,475	231

The lease expenses for the years ended December 31, 2019, 2020 and 2021 were RMB86.1 million, RMB42.6 million and RMB41.4 million, respectively, which were included in the cost of revenues for auto venue rental with lease term less than 12 months and operating expenses. Cash paid for long-term operating lease were RMB6.0 million and RMB6.0 million in the years ended December 31, 2020 and 2021.

A summary of maturity of operating lease liabilities under the Group’s non-cancellable operating leases for office spaces and venues for auto shows as of December 31, 2021 is as follows:

	December 31,	December 31,
	2021	2021
	RMB	US$
2022	2,589	406
2023	1,193	187
2024	459	72
2025	—	—
2026	—	—
Total lease payments	4,241	665
Less: imputed interest	(177)	(28)
Total	4,064	637

As of December 31, 2021, the Group's weighted-average remaining lease term was 2.04 years, and weighted-average discount rate was 4.75%.

As of December 31, 2021, the Group does not have any significant operating or finance leases that have not yet commenced. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.